Annual Total Returns- Vanguard Intermediate-Term Treasury Index Fund (Institutional) [BarChart] - Institutional - Vanguard Intermediate-Term Treasury Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.79%	2.65%	(2.69%)	4.24%	1.68%	1.15%	1.60%	1.32%	6.31%	7.65%